Filed Pursuant to Rule 497(e)
Registration No. 333-17391; 811-07959

Important Notice Regarding Change in Investment Policy

PZENA MID CAP VALUE FUND
Investor Class PZVMX
Institutional Class PZIMX

PZENA SMALL CAP VALUE FUND
Investor Class PZVSX
Institutional Class PZISX

PZENA EMERGING MARKETS VALUE FUND
Investor Class PZVEX
Institutional Class PZIEX

PZENA INTERNATIONAL SMALL CAP VALUE FUND
Investor Class PZVIX
Institutional Class PZIIX

PZENA INTERNATIONAL VALUE FUND
Investor Class PZVNX
Institutional Class PZINX

(Each a “Fund,” together, the “Funds”)

Each a series of Advisors Series Trust (the “Trust”)

Supplement dated April 24, 2026 to the
Statutory Prospectus dated June 28, 2025

Effective, June 28, 2026, each Fund’s principal investment strategy will be revised to reflect a change in each Fund’s 80% investment policy pursuant to Rule 35d-1 under the Investment Company Act of 1940.

Accordingly, effective on June 28, 2026, the following disclosures will be revised:

The first sentence in the first paragraph under the section titled “Principal Investment Strategies” in the Summary Section of the Pzena Mid Cap Value Fund on page 3 of the Funds’ Prospectus will be deleted and restated as follows:

Under normal market conditions, the Mid Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of “mid-cap value” companies.

The first sentence in the first paragraph under the section titled “Principal Investment Strategies” in the Summary Section of the Pzena Small Cap Value Fund on page 10 of the Funds’ Prospectus will be deleted and restated as follows:

Under normal market conditions, the Small Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of “small-cap value” companies.

The first sentence in the first paragraph under the section titled “Principal Investment Strategies” in the Summary Section of the Pzena Emerging Markets Value Fund on page 17 of the Funds’ Prospectus will be deleted and restated as follows:

Under normal market conditions, the Emerging Markets Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in “value” stocks of companies located in emerging market and frontier market countries.

The first sentence in the first paragraph under the section titled “Principal Investment Strategies” in the Summary Section of the Pzena International Small Cap Value Fund on page 24 of the Funds’ Prospectus will be deleted and restated as follows:

Under normal market conditions the International Small Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in “value” stocks of small-cap companies located in Developed Markets outside the U.S.

The first sentence in the first paragraph under the section titled “Principal Investment Strategies” in the Summary Section of the Pzena International Value Fund on page 31 of the Funds’ Prospectus will be deleted and restated as follows:

Under normal market conditions the International Value Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in “value” stocks of Developed Market companies, not including U.S. companies.

The first sentence in the first paragraph under the section titled “Principal Investment Strategies — Mid Cap Fund” on page 37 of the Funds’ Prospectus will be deleted and restated as follows:

Mid Cap Fund
Under normal market conditions, the Mid Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of “mid-cap value” companies.

The first sentence in the first paragraph under the section titled “Principal Investment Strategies — Small Cap Fund” on page 38 of the Funds’ Prospectus will be deleted and restated as follows:

Small Cap Fund
Under normal market conditions, the Small Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of “small-cap value” companies.

The first sentence in the first paragraph under the section titled “Principal Investment Strategies — Emerging Markets Fund” on page 39 of the Funds’ Prospectus will be deleted and restated as follows:

Emerging Markets Fund
Under normal market conditions, the Emerging Markets Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in “value” stocks of companies located in emerging market and frontier market countries.

The first sentence in the first paragraph under the section titled “Principal Investment Strategies — International Small Cap Fund” on page 40 of the Funds’ Prospectus will be deleted and restated as follows:

International Small Cap Fund
Under normal market conditions the International Small Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in “value” stocks of small-cap companies located in Developed Markets outside the U.S.

The first sentence in the first paragraph under the section titled “Principal Investment Strategies — International Value Fund” on page 41 of the Funds’ Prospectus will be deleted and restated as follows:

International Value Fund
Under normal market conditions the International Value Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in “value” stocks of Developed Market companies, not including U.S. companies.

Please retain this Supplement with your Prospectus for future reference.
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